CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other comprehensive income [abstract]
Profit for the year	$ 9,355,690	$ 15,198,000	$ 32,928,611
Items that are or may be subsequently reclassified to profit or loss
Profit (Loss) for the year for financial instruments at fair value through other comprehensive income (FVOCI)	(977,342)	7,648,592	(1,913,873)
Adjustment for reclassifications in the year	107,002	3,486,536	122,063
Related income tax	(2,625,558)	(3,124,942)	2,959,702
Total comprehensive income	(3,495,898)	8,010,186	1,167,892
Share in other comprehensive income (OCI) from investees at equity method
Loss for the year for the share in OCI from associates at equity-method	(3,563)	(144,442)	(304,703)
Profit or Loss for the Year for the Share in OCI from Associates in Equity-method	(3,563)	(144,442)	(304,703)
Fair value changes for hedging instruments - Cash flow hedge
Loss for the year for hedging instruments			(50,537)
Related income tax			12,788
Profit or loss for equity instruments at fair value through other comprehensive income (FVOCI)			(37,749)
Items that will not be reclassified to profit or loss
Profit (Loss) for the year for equity instruments at fair value through other comprehensive income (FVOCI)	2,204	(13,799)	7,734
Related income tax		2,706	(2,320)
Profit or loss for equity instruments at fair value through other comprehensive income (FVOCI)	2,204	(11,093)	5,414
Other comprehensive income, net of tax	(3,497,257)	7,854,651	830,854
Total comprehensive income for the year	5,858,433	23,052,651	33,759,465
Attributable to owners of the Bank	5,901,349	23,025,844	33,785,152
Attributable to non-controlling interests	$ (42,916)	$ 26,807	$ (25,687)